SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives of Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Computers, software and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years